Financial instruments (Fair value of financial instruments) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, excluding finance leases, carrying amount	$ 21,201	$ 20,887
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, excluding finance leases, fair value	$ 20,246	$ 19,688